AS FILED WITH THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON  DECEMBER 30, 1999
------------------------------------------------------------------------------
                                                          FILE NOS. 033-65381
                                                                    811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 5 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 7 /X/

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               3100 SAUNDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:
    RICHARD T. CHOI, ESQUIRE                  TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS        ALLSTATE LIFE FINANCIAL SERVICES, INC.
 1050 CONNECTICUT AVENUE, N.W.                   3100 SAUNDERS ROAD
           SUITE 825                            NORTHBROOK, IL 60062
  WASHINGTON, D.C. 20036-5366

            Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on December 31, 1999 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding eight new variable sub-accounts that will be available under the AIM Lifetime Plus(SM) Variable Annuity contract described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                     Supplement, dated January 3, 2000, to
                AIM Lifetime PlusSM Variable Annuity Prospectus
                                dated May 1, 1999

This supplement amends the above-referenced prospectus for the AIM Lifetime PlusSM Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company of New York, to add eight new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

    The Contract currently offers 18 investment alternatives ("investment alternatives"). The investment alternatives include the fixed account ("Fixed Account") and 17 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds, Inc.:

AIM V.I. Aggressive Growth Fund             AIM V.I. Global Utilities Fund
AIM V.I. Balanced Fund                      AIM V.I. Government Securities Fund
AIM V.I. Blue Chip Fund                     AIM V.I. Growth Fund
AIM V.I. Capital Appreciation Fund          AIM V.I. Growth and Income Fund
AIM V.I. Capital Development Fund           AIM V.I. High Yield Fund
AIM V.I. Dent Demographics Fund             AIM V.I. International Equity Fund
AIM V.I. Diversified Income Fund            AIM V.I. Money Market Fund
AIM V.I. Global Growth and Income Fund      AIM V.I. Telecommunications Fund
                 AIM V.I. Value Fund

Change all references throughout the prospectus to the availability of "9" Variable Sub-Accounts to "17" Variable Sub-Accounts, and "10" investment alternatives to "18" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses:

    ------------------------------------------------- ------------------ ----------------- ------------------
                                                                                             Total Annual
    Fund                                                Advisory Fee      Other Expenses     Fund Expenses
    AIM V.I. Aggressive Growth Fund(1)                      0.10%             1.06%              1.16%
    AIM V.I. Balanced Fund(1)                               0.00%             1.18%              1.18%
    AIM V.I. Blue Chip Fund(2)                              0.75%             0.55%              1.30%
    AIM V.I. Capital Development Fund(1)                    0.00%             1.21%              1.21%
    AIM V.I. Dent Demographics Fund(2)                      0.85%             0.55%              1.40%
    AIM V.I. Global Growth and Income Fund(2)               1.00%             0.45%              1.45%
    AIM V.I. High Yield Fund(1)                             0.00%             1.13%              1.13%
    AIM V.I. Telecommunications Fund(2)                     1.00%             0.44%              1.44%
    ------------------------------------------------- ------------------ ----------------- ------------------

Page 8: Insert the following footnote of the chart describing Fund Annual Expenses:(1)

    (1) Figures shown in the table are for the year ended December 31, 1998. Absent voluntary reductions and reimbursements for certain Funds, management fees, other expenses, and total annual fund expenses expressed as a percentage of average net assets of the Funds would have been as follows:

         -----------------------------------------------------------------------------------------------------
         AIM V.I. Aggressive Growth Fund                      0.80%             3.82%            4.62%
         AIM V.I. Balanced Fund                               0.75%             2.08%            2.83%
         AIM V.I. Capital Development Fund                    0.75%             5.05%            5.80%
         AIM V.I. High Yield Fund                             0.63%             1.87%            2.50%
         -----------------------------------------------------------------------------------------------------

     (2) The AIM V.I. Blue Chip, Dent Demographics, Global Growth and Income, and Telecommunications Funds commenced operations on December 29, 1999, December 29, 1999, October 15, 1999 and October 15, 1999 respectively. The management fee, other expenses and total annual fund operating expenses are based on estimates for the Funds' first full fiscal year.

Page 8:  Insert the following to Example 1:

    Variable Sub-Account                              1 Year       3 Years        5 Years       10 Years
    --------------------                              ------       -------        -------       --------

    AIM V.I. Aggressive Growth                         $88         $129           $171          $303
    AIM V.I. Balanced                                  $88         $130           $172          $305
    AIM V.I. Blue Chip                                 $90         $130           $172          $301
    AIM V.I. Capital Development                       $89         $131           $174          $308
    AIM V.I. Dent Demographics                         $91         $131           $172          $302
    AIM V.I. Global Growth and Income                  $91         $131           $173          $302
    AIM V.I. High Yield                                $88         $128           $170          $300
    AIM V.I. Telecommunications                        $91         $131           $173          $302

Page 9:  Insert the following to Example 2:

    Variable Sub-Account                              1 Year       3 Years        5 Years       10 Years
    --------------------                              ------       -------        -------       --------
    AIM V.I. Aggressive Growth                         $27          $84           $143          $303
    AIM V.I. Balanced                                  $28          $85           $144          $305
    AIM V.I. Blue Chip                                 $29          $85           $143          $301
    AIM V.I. Capital Development                       $28          $85           $146          $308
    AIM V.I. Dent Demographics                         $30          $86           $144          $302
    AIM V.I. Global Growth and Income                  $30          $86           $144          $302
    AIM V.I. High Yield                                $27          $83           $141          $300
    AIM V.I. Telecommunications                        $30          $86           $144          $302

Page 15: Insert the following to the table describing the investment objective of each Fund:


    -------------------------------------------------- ---------------------------------------------------------
    Fund:                                              Each Fund Seeks:
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Aggressive Growth Fund*                   Long-term growth of capital
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Balanced Fund                             As high a total return as possible, consistent with
                                                       preservation of capital.
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Blue Chip Fund                            Long-term growth of capital with a secondary objective
                                                       of current income
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Capital Development Fund                  Long-term growth of capital.
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Dent Demographics Fund                    Long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Directors without
                                                       shareholders approval
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Global Growth and Income Fund             Long-term growth of capital together with current income.
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. High Yield Fund                           High level of current income.
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Telecommunications Fund                   Long-term growth of capital
    -------------------------------------------------- ---------------------------------------------------------

    * Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. If the Fund is closed, Contract owners maintaining an allocation of Contract Value in that Fund will nevertheless be permitted to allocate additional purchase payments to the Fund.

Page 31: Replace the first sentence of the third paragraph with the following:

     The Variable Account consists of multiple Variable Sub Accounts 17 which are currently available for investment under the Contract.

Page A-1 (Appendix A): Replace the first sentence of the footnote to the table of Accumulation Unit Values with the following:

    The Variable Sub-Accounts listed above commenced operations on October 1, 1996. There are no Accumulation Unit Values to report for the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Blue Chip, AIM V.I. Capital Development, AIM V.I. Dent Demographics, AIM V.I. Global Growth and Income, AIM V.I. High Yield and AIM V.I. Telecommunications Variable Sub-Accounts, which first became available for investment under the Contract described herein as of the date of this supplement.

 PART C

Part C is hereby amended to include the following exhibits:

ITEM 24. (b)  EXHIBITS

(9)(c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York.


27.  NUMBER OF CONTRACT OWNERS

As of December 30, 1999, there were 461 nonqualified contracts and 818 qualified contracts.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 30th day of December, 1999.

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                                   (DEPOSITOR)

(SEAL)

                      By: /s/Michael J. Velotta
                          -----------------------
                            Michael J. Velotta
                            Vice President, Secretary and
                            General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 30th day of December, 1999.


*/LOUIS G. LOWER, II                Chairman of the Board and Director
   Louis G. Lower, II               (Principal Executive Officer)

*/THOMAS J. WILSON, II              President and Director
   Thomas J. Wilson, II             (Principal Operating Officer)

*/JOSEPH J. RICHARDSON, JR.         Director and Chief Operations Officer
Joseph J. Richardson, Jr.

/s/MICHAEL J. VELOTTA               Vice President, Secretary, General
   Michael J. Velotta               Counsel and Director

*/KEVIN R. SLAWIN                   Vice President and Director
   Kevin R. Slawin                  (Principal Financial Officer)

*/SAMUEL J. PILCH                   Controller
Samuel J. Pilch                     (Principal Accounting Officer)

*/TIMOTHY H. PLOHG                  Vice President and Director
   Timothy H. Plohg

*/MARCIA D. ALAZRAKI                Director
   Marcia D. Alazraki

*/CLEVELAND JOHNSON, JR.            Director
   Cleveland Johnson, Jr.

*/GERARD F. MCDERMOTT               Director
   Gerard F. McDermott

*/JOHN R. RABEN, JR.                Director
   John R. Raben, Jr.

*/SALLY A. SLACKE                   Director
   Sally A. Slacke


*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

Exhibit           Description

(9)(c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel